Segment	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Segment

8.	SEGMENT

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include general and administrative expenses of $51,450 for the period from September 5, 2025 (inception) through December 31, 2025.

Willow Lane Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Segment

Note 9 — SEGMENT INFORMATION

FASB ASC Topic 280, “Segment Reporting” establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker (the “CODM”), or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Financial Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, Management has determined that the Company only has one operating segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statements of operations as net income or loss. The measure of segment assets is reported on the accompanying balance sheets as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:

	For the Year Ended December 31, 2025	For the Period from July 3, 2024 (Inception) Through December 31, 2024
General and administrative costs	$2,017,653	$167,031
Interest earned on investments in Trust Account	$5,420,400	$283,921

WILLOW LANE ACQUISITION CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2025

	December 31, 2025	December 31, 2024
Cash	$322,830	$1,368,608
Investments in Trust Account	$132,583,821	$127,163,421

The CODM reviews interest earned on the Trust Account to measure and monitor shareholder value and determine the most effective strategy of investment with the Trust Account funds while maintaining compliance with the Investment Management Trust Agreement, dated November 7, 2024, which the Company entered into with Continental, as trustee of the Trust Account. General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a Business Combination within the Combination Period. General and administrative costs, as reported on the statements of operations, are the significant segment expenses provided to the CODM on a regular basis. All other segment items included in net income or loss are reported on the accompanying statements of operations and described within their respective disclosures.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Segment

Note 15. Segment Information

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the Years Ended December 31,
	2025	2024
Cost of revenue (excluding depreciation and amortization)	$3,891	$1,930
Selling, general and administrative (excluding depreciation and amortization)	18,269	1,745
Depreciation and amortization	10,536	2,534
Colocation lease cost	5,244	1,795
Total operating expenses	$37,940	$8,004

The Company’s long-lived assets were located in the U.S. as of December 31, 2025 and 2024.